Vessels, Net - Disposal of Vessels 2 (Table) (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 18, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Proceeds received:
Net Cash proceeds received from sale of assets		$ 71,224	$ 232,956	$ 17,407
Common units		0	18,640	0
Investment in affiliates received upon sale of vessels		27,111	145,860	0
Carrying Value of assets sold:
Gain on sale of vessels		$ 5,771	$ 22,599	$ (21,098)
Shinyo Ocean Limited, Shinyo Kannika Limited, Shinyo Kieran Limited and Shinyo Saowalak Limited
Proceeds received:
Net Cash proceeds received from sale of assets	$ 214,854
Common units	18,640
Selling expenses	(211)
Total sale proceeds	379,143
Carrying Value of assets sold:
Vessels	(322,121)
Favorable leases	(32,129)
Other assets / liabilities, net	(1,390)
Carrying value of assets sold	(355,640)
Gain on sale of vessels	23,503
General Partner Units | Shinyo Ocean Limited, Shinyo Kannika Limited, Shinyo Kieran Limited and Shinyo Saowalak Limited
Proceeds received:
Investment in affiliates received upon sale of vessels	5,720
Subordinated Units | Shinyo Ocean Limited, Shinyo Kannika Limited, Shinyo Kieran Limited and Shinyo Saowalak Limited
Proceeds received:
Investment in affiliates received upon sale of vessels	$ 140,140